AMERICAN FUNDS GLOBAL BALANCED FUND SM
AMERICAN FUNDS GLOBAL BALANCED FUND SM
Investment objectives
This fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 32 of the prospectus and on page 76 of the fund’s statement of additional information, and in the sales charge waiver appendix to this prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - AMERICAN FUNDS GLOBAL BALANCED FUND SM	Class A		Class 529-A		Class C	Class 529-C	Class 529-E	Class T	Class 529-T	Class F-1	Class F-2	Class F-3	Class 529-F-1	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6	Class R-2E	Class R-5E
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		5.75%		none	none	none	2.50%	2.50%	none	none	none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	1.00%	[1]	1.00%	1.00%	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMERICAN FUNDS GLOBAL BALANCED FUND SM	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Management fees	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%
Distribution and/or service (12b-1) fees	0.28%	1.00%	0.25%	0.25%	none	none	0.23%	1.00%	0.50%	0.25%	none	1.00%	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses	0.12%	0.16%	0.17%	0.19%	0.17%	0.08%	0.22%	0.22%	0.18%	0.21%	0.22%	0.18%	0.41%	0.27%	0.21%	0.17%	0.21%	0.12%	0.08%
Total annual fund operating expenses	0.84%	1.60%	0.86%	0.88%	0.61%	0.52%	0.89%	1.66%	1.12%	0.90%	0.66%	1.62%	1.60%	1.31%	1.15%	0.86%	0.65%	0.56%	0.52%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AMERICAN FUNDS GLOBAL BALANCED FUND SM - USD ($)	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
1 year	$ 656	$ 263	$ 336	$ 90	$ 62	$ 53	$ 661	$ 269	$ 114	$ 340	$ 67	$ 165	$ 163	$ 133	$ 117	$ 88	$ 66	$ 57	$ 53
3 years	828	505	518	281	195	167	843	523	356	530	211	511	505	415	365	274	208	179	167
5 years	1,014	871	715	488	340	291	1,040	902	617	736	368	881	871	718	633	477	362	313	291
10 years	$ 1,553	$ 1,900	$ 1,284	$ 1,084	$ 762	$ 653	$ 1,608	$ 1,965	$ 1,363	$ 1,330	$ 822	$ 1,922	$ 1,900	$ 1,579	$ 1,398	$ 1,061	$ 810	$ 701	$ 653

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption - AMERICAN FUNDS GLOBAL BALANCED FUND SM - USD ($)	Class C	Class 529-C
1 year	$ 163	$ 169
3 years	505	523
5 years	871	902
10 years	$ 1,900	$ 1,965

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Principal investment strategies

As a balanced fund with global scope, the fund seeks to invest in equity and debt securities around the world that offer the opportunity for growth and/or provide dividend income, while also constructing the portfolio to protect principal and limit volatility.

Normally the fund will maintain at least 45% of the value of its assets in common stocks and other equity investments. Although the fund’s equity investments focus on medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

Normally the fund will invest at least 25% of the value of its assets in bonds and other debt securities (including money market instruments). These will consist of investment-grade securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser).

The fund will allocate its assets among various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest at least 40% of its net assets in issuers outside the United States, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States.

The fund’s ability to invest in issuers outside the United States includes investing in emerging markets.

The fund may invest in bonds and other debt securities, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The fund may also invest in securities of governments, agencies, corporations and other entities domiciled outside the United States. These investments will typically be denominated in currencies other than U.S. dollars.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation against the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Liquidity risk — Certain fund holdings may be or become difficult or impossible to sell, particularly during times of market turmoil. Illiquidity may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The 60%/40% MSCI ACWI/Bloomberg Barclays Index is a composite blend of 60% of the MSCI All Country World Index and 40% of the Bloomberg Barclays Global Aggregate Index and represents a broad measure of the global stock and bond markets, including market sectors in which the fund may invest. The Lipper Flexible Portfolio Funds Index includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest 7.36% (quarter ended March 31, 2012)

Lowest -5.13% (quarter ended September 30, 2015)

The fund's total return for the nine months ended September 30, 2018, was 0.05%.

Average annual total returns For the periods ended December 31, 2017 (with maximum sales charge):
Average Annual Returns - AMERICAN FUNDS GLOBAL BALANCED FUND SM	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	A Before taxes	7.42%	6.04%	5.87%	Feb. 01, 2011
Class C	C Before taxes	12.11%	6.46%	5.94%	Feb. 01, 2011
Class F-1	F-1 Before taxes	13.96%	7.26%	6.75%	Feb. 01, 2011
Class F-2	F-2 Before taxes	14.26%	7.54%	7.02%	Feb. 01, 2011
Class 529-A	529-A Before taxes	7.42%	5.97%	5.80%	Feb. 01, 2011
Class 529-C	529-C Before taxes	12.05%	6.39%	5.86%	Feb. 01, 2011
Class 529-E	529-E Before taxes	13.70%	6.98%	6.45%	Feb. 01, 2011
Class 529-F-1	529-F-1 Before taxes	14.19%	7.46%	6.93%	Feb. 01, 2011
Class R-1	R-1 Before taxes	13.09%	6.62%	6.09%	Feb. 01, 2011
Class R-2	R-2 Before taxes	13.15%	6.48%	5.98%	Feb. 01, 2011
Class R-2E	R-2E Before taxes	13.47%		3.72%	Aug. 29, 2014
Class R-3	R-3 Before taxes	13.62%	6.97%	6.45%	Feb. 01, 2011
Class R-4	R-4 Before taxes	13.97%	7.29%	6.77%	Feb. 01, 2011
Class R-5E	R-5E Before taxes	14.35%		8.76%	Nov. 20, 2015
Class R-5	R-5 Before taxes	14.32%	7.60%	7.07%	Feb. 01, 2011
Class R-6	R-6 Before taxes	14.39%	7.65%	7.12%	Feb. 01, 2011
After Taxes on Distributions | Class A	A After taxes on distributions	6.65%	5.30%	5.26%
After Taxes on Distributions and Sale of Fund Shares | Class A	A After taxes on distributions and sale of fund shares	4.87%	4.68%	4.63%
MSCI All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	MSCI All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	23.97%	10.80%	8.35%	Feb. 01, 2011
Bloomberg Barclays Global Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	Bloomberg Barclays Global Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.39%	0.79%	1.94%	Feb. 01, 2011
60%/40% MSCI ACWI/Bloomberg Barclays Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	60%/40% MSCI ACWI/Bloomberg Barclays Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	17.09%	6.81%	5.90%	Feb. 01, 2011
Lipper Flexible Portfolio Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	Lipper Flexible Portfolio Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	15.47%	7.77%	6.88%	Feb. 01, 2011

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.